SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Impairment loss			$ 5,866	$ 0
Depreciation expense	$ 55,159	$ 70,230	248,940	417,517
Share based compensation			89,165	274,870
Cash and cash equivalents	$ 1,175,539	1,124,189	1,021,112	279,137	$ 200,409
Plant and machinery written off			0	3,979
Goods and services written off			$ 0	177,200
Credit term	60 to 90 days		60 to 90 days
Allowance for doubtful accounts for accounts receivable			$ 0	27,481
Allowance for doubtful for other receivables	$ 0		33,939	29,842
Write down of inventories			0	15,587
Inventories written off			0	5,978
Director [Member]
Share based compensation	8,345	0	5,534	0
Property Plant And Equipment [Member]
Impairment loss	0		137,632	134,042
Non-Employees
Share based compensation	292,691	272,005	89,165	252,369
Employees
Share based compensation	$ 69,108	$ 106,585	$ 432,246	$ 135,679